FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other comprehensive income	£ 45
Trade receivables [member] | Credit risk [member] | One customer [member]
IfrsStatementLineItems [Line Items]
Credit risk percentage	72.00%	97.00%